Summary of Warrant Activity (Details) (Parenthetical) - $ / shares				9 Months Ended
		Jul. 26, 2023	Apr. 28, 2023	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Purchase of warrants shares	[1]			(863,500)
Purchase of warrants per share	[1]			$ 2.00
PIPE Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants shares		7,121,213	1,377,996	863,500
Purchase of warrants per share		$ 0.1357	$ 0.165	$ 2.00

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 863,500 shares of common stock to their floor price of $2.00 per share.